Offerings	Mar. 31, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	In accordance with Rule 456(b) and Rule 457(r) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), Kayne Anderson BDC, Inc. (the “Registrant”) is deferring payment of all of the registration fees. In no event will the aggregate offering price of all securities issued from time to time pursuant to this registration statement exceed $500,000,000.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Subscription Rights
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Note 1.